WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 111.4%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.628%	9/25/35	$72,812	$61,266	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	3.944%	10/25/35	111,967	96,037	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. Term SOFR + 0.614%)	5.944%	3/25/36	185,432	51,400	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. Term SOFR + 0.849%)	6.179%	8/25/35	3,460,000	2,809,210	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 4.886%, 0.000% floor)	0.000%	6/25/35	877,580	33,207	(b)
Alternative Loan Trust, 2005-14 3A1	3.582%	5/25/35	92,321	68,170	(b)
Alternative Loan Trust, 2005-36 4A1	4.046%	8/25/35	113,666	99,582	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. Term SOFR + 0.614%, 5.500% cap)	5.500%	10/25/35	414,896	250,396	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.690%	5/25/36	112,473	92,052	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	71,595	30,973
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	18,249	17,757
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. Term SOFR + 27.942%)	6.624%	9/25/37	371,084	299,947	(b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	5.804%	6/25/47	665,987	544,557	(b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.280%	1/25/36	590,886	380,357	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. Term SOFR + 0.914%)	6.244%	3/25/47	12,735,445	105,206	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	6.335%	7/25/46	1,736,139	449,730	(b)(d)
Banc of America Funding Corp., 2015-R3 2A2	3.821%	2/27/37	2,500,936	2,232,495	(b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	4.854%	12/20/34	179,808	161,639	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	29,055	25,309	(b)
Banc of America Funding Trust, 2006-F 1A1	6.057%	7/20/36	43,642	41,939	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. Term SOFR + 1.928%)	3.992%	9/26/45	3,275,286	2,361,049	(b)(c)(d)
Banc of America Funding Trust, 2015-R2 9A2	4.834%	3/27/36	2,869,929	2,337,810	(b)(c)(d)
Banc of America Funding Trust, 2015-R4 4A3	7.231%	1/27/30	15,735,299	5,389,104	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. Term SOFR + 0.914%)	6.244%	3/25/37	$1,260,481	$1,240,189	(b)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	6.344%	3/25/37	1,534,586	1,515,712	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. Term SOFR + 1.264%)	6.594%	3/25/37	695,266	692,626	(b)(d)
Bayview Financing INV Trust, 2021-6F A1	2.750%	12/30/27	1,618,196	1,512,141	(d)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.522%	11/25/35	131,346	87,729	(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	3.563%	9/25/34	17,738	17,335	(b)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,770,000	1,779,568	(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	—	11/25/21	122,543	38,196	*(e)
Chase Mortgage Finance Trust, 2007-A1 11M1	4.345%	3/25/37	639,996	592,029	(b)
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.056%	6/25/35	5,521,303	500,893	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. Term SOFR + 0.244%)	5.574%	4/25/47	46,196	42,625	(b)(d)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. Term SOFR + 0.754%)	6.084%	3/25/35	38,691	35,877	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. Term SOFR +19.210%)	4.554%	10/25/35	9,687	6,358	(b)
CHL Mortgage Pass-Through Trust, 2005- HY10 1A1	4.947%	2/20/36	12,917	10,661	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 1A1 (12 mo. Term SOFR + 2.465%)	7.873%	2/20/36	69,645	60,959	(b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	47,648,146	464,612	(b)(d)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.983%	9/25/37	2,560,854	1,674,814	(b)(c)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.383%	7/25/36	171,088	95,730	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,339,793	2,473,026	(c)(d)
Citigroup Mortgage Loan Trust, 2021-J2 A4I2, IO	0.180%	7/25/51	34,968,219	446,285	(b)(d)
Citigroup Mortgage Loan Trust Inc., 2004- UST1 A2	6.786%	8/25/34	5,626	5,199	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.192%	8/25/35	71,499	55,376	(b)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. Term SOFR + 0.774%)	6.104%	7/25/36	$109,908	$107,761	(b)(d)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. Term SOFR + 1.214%)	6.544%	5/25/47	243,511	190,664	(b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. Term SOFR + 0.554%)	5.884%	9/25/36	3,433,286	182,736	(b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	184,184	102,282
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. Term SOFR + 19.210%)	4.547%	7/27/36	161,233	148,043	(b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. Term SOFR + 0.254%)	5.715%	10/27/36	2,727,554	2,099,688	(b)(c)(d)
CSMC Trust, 2015-2R 7A2	5.128%	8/27/36	3,209,199	2,432,713	(b)(c)(d)
CSMC Trust, 2017-RPL1 B1	2.969%	7/25/57	3,052,442	2,041,053	(b)(c)(d)
CSMC Trust, 2017-RPL1 B2	2.969%	7/25/57	3,501,991	2,078,488	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.969%	7/25/57	2,977,486	1,313,643	(b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.969%	7/25/57	2,983,115	568,975	(b)(c)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	959,978	(b)(c)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. Term SOFR + 0.394%)	5.720%	2/15/34	15,585	14,890	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	10,991	5,373	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	3.414%	4/15/36	59,322	4,546	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	4.634%	4/15/36	56,631	6,520	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	1.720%	4/15/36	44,354	5,367	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	2.669%	4/15/36	158,399	18,836	(b)(d)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	10.520%	9/26/33	1,290,000	1,351,117	(b)(c)(d)
FARM Mortgage Trust, 2021-1 B	3.241%	7/25/51	1,609,579	1,181,645	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	12.035%	11/25/49	1,420,000	1,565,535	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	10.820%	1/25/34	$1,200,000	$1,324,406	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	12.820%	10/25/41	1,640,000	1,783,310	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	12.320%	12/25/41	1,650,000	1,759,014	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,010,999	1,306,573	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.923%	9/25/55	20,782,826	2,407,119	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	133,231,431	538,921	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	1.003%	8/25/57	3,305,770	1,168,342	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	635,101	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	5.518%	8/25/59	4,016,877	1,801,649	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	8.897%	3/25/61	1,680,971	998,214	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,119,961	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 B (30 Day Average SOFR + 9.464%)	14.785%	4/25/28	1,471,253	1,618,073	(b)(c)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (30 Day Average SOFR + 10.614%)	15.935%	10/25/28	$491,544	$555,424	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (30 Day Average SOFR + 11.364%)	16.685%	12/25/28	1,020,880	1,176,587	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (30 Day Average SOFR + 8.714%)	14.035%	3/25/29	1,561,216	1,731,704	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (30 Day Average SOFR + 11.364%)	16.685%	10/25/29	1,755,110	2,098,818	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (30 Day Average SOFR + 7.864%)	13.185%	9/25/48	2,000,000	2,331,379	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.185%	5/25/43	5,407,323	6,534,023	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (30 Day Average SOFR + 10.614%)	15.935%	2/25/47	3,530,000	4,350,238	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	13.785%	1/25/48	715,000	847,443	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.115%	9/25/47	747,410	523,320	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI2 B	3.842%	5/25/48	1,792,182	1,243,978	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI4 B	4.510%	11/25/48	$3,694,979	$2,427,404	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	10.236%	9/25/47	1,200,000	1,264,940	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	10.435%	11/25/47	1,250,000	1,330,098	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	12.935%	9/25/49	700,000	790,554	(b)(c)(d)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	12/25/42	1,009,011	100,525	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (30 Day Average SOFR + 11.864%)	17.185%	8/25/28	1,856,631	2,126,665	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (30 Day Average SOFR + 12.364%)	17.685%	9/25/28	2,335,034	2,719,309	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (30 Day Average SOFR + 11.864%)	17.185%	10/25/28	1,924,495	2,231,795	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	15.685%	1/25/29	2,608,105	2,964,805	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	14.685%	4/25/29	3,504,744	3,947,291	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.685%	1/25/40	1,500,000	1,555,218	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.710%	8/25/35	193,351	165,665	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	64,095	19,547
GCAT Trust, 2019-RPL1 B2	3.750%	10/25/68	2,008,000	1,582,687	(b)(c)(d)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.098%	5/25/62	$1,570,760	$1,270,094	(b)(c)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	32,984	33,061	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	229,686	199,205	(d)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	1,432,545	1,283,698	(c)(d)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	11.320%	10/25/33	1,000,000	1,070,936	(b)(c)(d)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.487%	1/25/37	62,672	48,302	(b)
Impac CMB Trust, 2004-8 1A (1 mo. Term SOFR + 0.834%)	6.164%	10/25/34	66,904	63,217	(b)
IndyMac INDA Mortgage Loan Trust, 2005- AR2 1A1	3.699%	1/25/36	58,358	44,476	(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR18 1A1 (1 mo. Term SOFR + 0.734%)	6.064%	10/25/36	1,550,338	656,126	(b)(c)
IndyMac INDX Mortgage Loan Trust, 2004- AR13 1A1	3.556%	1/25/35	22,731	20,730	(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.995%	9/25/35	34,932	28,101	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR7 5A1	3.632%	5/25/36	108,570	96,367	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR9 3A3	3.388%	6/25/36	204,933	168,806	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR11 1A1	3.896%	6/25/36	207,904	163,309	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	4.110%	3/25/37	168,145	152,326	(b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	26,043	24,791
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	7,008	6,779
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.345%	5/25/54	23,050,000	453,039	(b)(d)
Legacy Mortgage Asset Trust, 2021-GS3 A2	3.250%	7/25/61	1,640,000	1,520,604	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. Term SOFR + 5.286%, 0.000% floor)	0.000%	7/25/36	3,954,444	292,127	(b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. Term SOFR + 0.444%)	5.774%	6/25/37	2,575,708	432,121	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. Term SOFR + 0.454%)	5.784%	12/25/36	327,864	303,577	(b)
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	1,100,000	1,096,974	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	5.665%	10/25/34	$2,685	$2,575	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.654%	4/25/46	90,379	78,179	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	41,608	31,442	(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.778%	3/25/36	366,962	208,024	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	5.584%	6/25/36	189,513	38,225	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. Term SOFR + 0.574%)	5.904%	2/25/37	1,324,806	278,064	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.684%	11/25/37	243,705	204,684	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	4.380%	12/27/46	708,387	597,887	(b)(c)(d)
New Residential Mortgage Loan Trust, 2019-4A B6	4.601%	12/25/58	2,106,519	1,238,406	(b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	19,535,519	282,157	(b)(d)
New Residential Mortgage Loan Trust, 2019-NQM4 B2	4.855%	9/25/59	1,608,000	1,370,202	(b)(c)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. Term SOFR + 5.364%)	10.694%	5/25/55	2,132,000	2,135,348	(b)(d)
NYMT Loan Trust, 2024-BPL1 A2	8.617%	2/25/29	1,620,000	1,606,009	(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.197%	5/30/25	1,420,901	1,423,021	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. Term SOFR + 1.059%)	3.744%	11/25/35	1,825,916	1,607,373	(b)(c)
PRKCM Trust, 2023-AFC1 M1	7.555%	2/25/58	1,480,000	1,451,616	(b)(c)(d)
PRKCM Trust, 2023-AFC3 B1	7.901%	9/25/58	1,220,000	1,214,125	(b)(c)(d)
Progress Residential, 2021-SFR4 F	3.407%	5/17/38	835,000	759,675	(c)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. Term SOFR + 0.654%)	5.984%	8/25/31	516,659	475,997	(b)
RALI Trust, 2005-QA3 CB4	3.837%	3/25/35	800,520	390,913	(b)
RALI Trust, 2006-QA1 A11	5.277%	1/25/36	244,700	188,287	(b)
RALI Trust, 2006-QA4 A (1 mo. Term SOFR + 0.474%)	5.804%	5/25/36	117,781	104,102	(b)
RALI Trust, 2006-QO2 A1 (1 mo. Term SOFR + 0.554%)	5.884%	2/25/46	165,246	30,167	(b)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
RAMP Trust, 2004-RS4 MII2 (1 mo. Term SOFR + 1.464%)	5.667%	4/25/34	$925,330	$804,433	(b)(c)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	1,981,611	2,015,721	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	516,958	264,411
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	114,659
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,470,843	615,477	(c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	175,335	93,077
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. Term SOFR + 5.286%, 0.000% floor)	0.000%	9/25/36	1,770,559	93,034	(b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,770,000	1,692,490	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.966%	11/25/57	3,425,959	1,210,337	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	1,500,000	1,393,923	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	1,540,000	1,253,078	(b)(d)
Starwood Mortgage Residential Trust, 2020-3 B2	4.750%	4/25/65	1,490,000	1,165,842	(b)(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	5.267%	12/25/34	130,254	112,681	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.645%	3/25/35	92,223	76,023	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	5.084%	4/25/35	34,075	30,614	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. Term SOFR + 3.864%)	9.194%	9/25/34	297,405	220,594	(b)
Toorak Mortgage Trust, 2024-RRTL1 B1	9.768%	2/25/39	800,000	777,885	(b)(c)(d)
Toorak Mortgage Trust, 2024-RRTL1 B2	9.768%	2/25/39	640,000	609,323	(b)(c)(d)
UWM Mortgage Trust, 2021-1 AX4, IO	0.250%	6/25/51	24,262,741	311,294	(b)(d)
Verus Securitization Trust, 2022-INV2 M1	6.796%	10/25/67	1,430,000	1,412,761	(b)(c)(d)
Verus Securitization Trust, 2023-3 B1	7.908%	3/25/68	1,200,000	1,194,492	(b)(c)(d)
Verus Securitization Trust, 2023-4 B1	8.187%	5/25/68	1,170,000	1,165,349	(b)(c)(d)
Verus Securitization Trust, 2023-5 B1	8.091%	6/25/68	1,200,000	1,201,696	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Verus Securitization Trust, 2023-INV1 A3	6.758%	2/25/68	$1,234,887	$1,237,147	(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	6.164%	10/20/35	6,362	6,121	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. Term SOFR + 22.864%)	3.322%	10/25/35	95,241	78,554	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. Term SOFR + 35.094%, 0.000% floor)	0.000%	11/25/35	38,774	27,628	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. Term SOFR + 1.014%, 5.750% cap)	5.750%	11/25/35	66,455	56,272	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. Term SOFR + 0.909%)	6.239%	1/25/45	1,273,435	1,073,074	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. Term SOFR + 1.094%)	6.424%	10/25/45	71,781	67,607	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. Term SOFR + 0.314%)	5.644%	12/25/36	236,169	113,235	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	4.364%	12/25/36	97,046	83,611	(b)
Wells Fargo Alternative Loan Trust, 2007- PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	0.016%	3/25/37	1,043,655	38,677	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $153,080,757)				154,503,449

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 46.3%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	7.737%	9/15/34	3,430,000	3,166,929	(b)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.445%	9/15/34	320,000	291,167	(b)(d)
BANK, 2021-BN35 H	1.661%	6/15/64	1,860,000	618,455	(b)(d)
BANK, 2021-BN35 K	1.661%	6/15/64	4,703,147	1,173,596	(b)(d)
BANK, 2022-BNK43 E	3.000%	8/15/55	1,500,000	895,093	(d)
Benchmark Mortgage Trust, 2019-B12 WMA	4.246%	8/15/52	1,300,000	1,086,639	(b)(d)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,100,000	893,082	(d)
BPR Trust, 2021-TY F (1 mo. Term SOFR + 4.314%)	9.640%	9/15/38	1,000,000	983,013	(b)(d)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	10.940%	8/15/38	$3,351,089	$1,790,153	(b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.271%	4/15/34	2,000,000	1,992,217	(b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.329%	10/15/38	1,954,825	1,940,225	(b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.431%	2/15/39	925,844	916,470	(b)(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,970,000	701,866	(d)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	9.794%	7/15/32	1,620,000	1,452,041	(b)(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,509,000	1,291,301	(b)(d)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	11.690%	7/15/38	2,080,000	850,718	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	13.070%	1/25/51	950,000	981,000	(b)(d)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	11.720%	7/25/31	928,298	924,396	(b)(d)
FRESB Mortgage Trust, 2018-SB48 B	4.364%	2/25/38	3,069,328	1,446,335	(b)(d)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.165%	4/16/62	6,026,745	489,613	(b)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.663%	3/15/41	610,000	609,595	(b)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.747%)	10.072%	11/15/32	2,500,000	2,459,626	(b)(d)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.793%	3/20/25	7,084	7,079	(b)(d)
GS Mortgage Securities Corp. Trust, 2019- SMP G (1 mo. Term SOFR + 4.544%)	9.870%	8/15/32	1,500,000	1,455,463	(b)(d)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	750,000	594,402
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	700,000	617,722
GS Mortgage Securities Corp., 2024-70P HRR	9.667%	3/10/41	4,420,000	4,426,850	(b)(d)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 2.797%)	8.123%	5/15/38	2,221,000	2,202,190	(b)(d)
Hawaii Hotel Trust, 2019-MAUI G (1 mo. Term SOFR + 3.197%)	8.523%	5/15/38	1,697,000	1,656,910	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	12.553%	7/15/24	$1,938,278	$1,933,973	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	10.189%	12/15/36	988,000	82,884	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	12.689%	12/15/36	1,033,000	65,122	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. Term SOFR + 4.364%)	9.686%	1/16/37	120,216	108,608	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.364%)	12.690%	6/15/26	1,250,000	988,538	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.948%	6/15/35	3,000,000	300	*(b)(d)(f)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	9.394%	8/15/38	1,795,155	1,694,053	(b)(d)
Med Trust, 2021-MDLN G (1 mo. Term SOFR + 5.364%)	10.689%	11/15/38	2,089,970	2,092,242	(b)(d)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	14.185%	10/25/49	2,500,000	2,463,481	(b)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.935%	3/25/50	1,500,000	1,491,468	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,900,000	1,163,747	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	950,000	486,826	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.458%)	12.783%	1/15/39	3,500,000	2,711,668	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	10.518%	3/15/35	1,284,093	1,285,313	(b)(d)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.453%	3/15/39	2,200,000	2,127,535	(b)(d)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	10.827%	1/19/37	1,500,000	1,413,606	(b)(d)
River Haus, 2021 A-2	6.950%	8/15/24	1,500,000	1,498,639	(g)(h)(i)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	12.825%	2/15/39	$1,855,450	$1,572,588	(b)(d)
Soho Trust, 2021-SOHO D	2.697%	8/10/38	1,500,000	848,828	(b)(d)
Starwood Retail Property Trust, 2014-STAR D	8.500%	11/15/27	1,000,000	40,000	(b)(d)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	1,600,000	7,414	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	693,295	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	2,200,000	1,469,704	(b)(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $80,302,849)				64,153,978

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 12.5%
AMSR Trust, 2023-SFR2 E1	3.950%	6/17/40	$1,690,000	1,500,911	(c)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	1,000,000	1,036,597	(d)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	165,882
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	8.930%	12/26/31	1,500,000	1,500,000	(b)(d)(g)(j)
BCMSC Trust, 1998-B A	6.530%	10/15/28	115,615	113,710	(b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,105,034	(b)(c)(d)
Hertz Vehicle Financing LLC, 2023-2A D	9.400%	9/25/29	690,000	719,264	(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	690,082	418,731	(d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	744,081	467,758	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,615,571	1,376,431	(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. Term SOFR + 0.474%)	5.804%	1/26/32	1,710,000	1,426,449	(b)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	6.294%	3/29/38	5,942,187	912,869	(b)(d)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	954,276	(d)
RBS Acceptance Inc., 1995-BA1 B2	—	8/10/20	2,191,561	22	*(e)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,020,000	1,034,264	(d)(j)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	$800,000	$799,144	(d)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	498,661	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	321,042	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	865,016	785,183	(d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	899,387	791,143	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	1,502,245	1,391,920	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $22,633,394)				17,319,291

			FACE AMOUNT
CORPORATE BONDS & NOTES - 3.0%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	$1,050,000	1,004,309	(d)

FINANCIALS - 1.0%
Banks - 0.5%
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	750,000	757,024	(b)(k)

Insurance - 0.5%
Allianz SE, Junior Subordinated Notes (3.200% to 4/30/28 then 5 year Treasury Constant Maturity Rate + 2.165%)	3.200%	10/30/27	800,000	656,893	(b)(d)(k)

TOTAL FINANCIALS				1,413,917

REAL ESTATE - 1.3%
Hotel & Resort REITs - 0.7%
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	900,000	960,765	(d)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Management & Development - 0.6%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	150,000	$158,647	(d)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	10.500%	1/15/28	600,000	618,250	(d)

Total Real Estate Management & Development				776,897

TOTAL REAL ESTATE				1,737,662

TOTAL CORPORATE BONDS & NOTES (Cost - $3,899,121)				4,155,888

CONVERTIBLE BONDS & NOTES - 2.3%
FINANCIALS - 2.3%
Mortgage Real Estate Investment Trusts (REITs) - 2.3%
PennyMac Corp., Senior Notes	5.500%	3/15/26	1,550,000	1,478,390
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	1,835,000	1,743,250

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,095,950)				3,221,640

SENIOR LOANS - 1.4%
FINANCIALS - 1.1%
Financial Services - 0.7%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	10.571%	6/16/28	$990,506	990,506	(b)(l)(m)

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	5/15/26	496,094	496,714	(b)(l)(m)

Total Financials				1,487,220

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC, 2023 Refinancing Term Loan 2 (1 mo. Term SOFR + 4.000%)	9.330%	1/31/30	498,750	500,620	(b)(h)(l)(m)

TOTAL SENIOR LOANS (Cost - $1,957,006)				1,987,840

			SHARES
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%) (Cost - $867,172)	6.125%		36,873	846,604	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $265,836,249)				246,188,690

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost -$4,677,022)	5.271%	4,677,022	$4,677,022	(n)(o)

TOTAL INVESTMENTS - 180.9% (Cost - $270,513,271)			250,865,712
Liabilities in Excess of Other Assets - (80.9)%			(112,222,180)

TOTAL NET ASSETS - 100.0%			$138,643,532

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The maturity principal is currently in default as of March 31, 2024.

(f)	The coupon payment on this security is currently in default as of March 31, 2024.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2024, the Fund held TBA securities with a total cost of $1,500,000.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)	Security has no maturity date. The date shown represents the next call date.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $4,677,022 and the cost was $4,677,022 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2024, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	7.328%	2/22/2024	2/20/2026	$103,614,000	Residential Mortgage- Backed Securities Asset- Backed Securities	$123,517,867
Nomura Securities Inc.	7.328%	2/22/2024	5/29/2025	1,262,000	Residential Mortgage- Backed Securities	1,424,836
Nomura Securities Inc.	7.329%	2/22/2024	2/20/2026	50,000	Residential Mortgage- Backed Securities	58,141
Nomura Securities Inc.	7.341%	3/15/2024	2/20/2026	4,787,000	Residential Mortgage-Backed Securities Asset-Backed Securities Collateralized Mortgage Obligations	5,530,776

				$109,713,000		$130,531,620

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

See Notes to Schedule of Investments.

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WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	110	3/26	$26,468,004	$26,467,375	$629
U.S. Treasury 5-Year Notes	5	6/24	532,179	535,078	(2,899)
U.S. Treasury 10-Year Notes	57	6/24	6,283,195	6,315,422	(32,227)
U.S. Treasury Long-Term Bonds	34	6/24	4,038,006	4,094,875	(56,869)
U.S. Treasury Ultra 10-Year Notes	30	6/24	3,411,265	3,438,281	(27,016)
U.S. Treasury Ultra Long- Term Bonds	6	6/24	761,972	774,000	(12,028)

Net unrealized depreciation on open futures contracts					$(130,410)

Abbreviation(s) used in this table:

SOFR — Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	13,544,971	CNH	98,113,000	Morgan Stanley & Co. Inc.	4/19/24	$25,920

Abbreviation(s) used in this table:

CNH	— Chinese Offshore Yuan
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$154,503,449	—	$154,503,449
Commercial Mortgage-Backed Securities	—	62,655,339	$1,498,639	64,153,978
Asset-Backed Securities	—	17,319,291	—	17,319,291
Corporate Bonds & Notes	—	4,155,888	—	4,155,888
Convertible Bonds & Notes	—	3,221,640	—	3,221,640
Senior Loans:
Financials	—	1,487,220	—	1,487,220
Real Estate	—	—	500,620	500,620
Preferred Stocks	$846,604	—	—	846,604

Total Long-Term Investments	846,604	243,342,827	1,999,259	246,188,690

Short-Term Investments†	4,677,022	—	—	4,677,022

Total Investments	$5,523,626	$243,342,827	$1,999,259	$250,865,712

Other Financial Instruments:
Futures Contracts††	$629	—	—	$629
Forward Foreign Currency Contracts††	—	$25,920	—	25,920

Total Other Financial Instruments	$629	$25,920	—	$26,549

Total	$5,524,255	$243,368,747	$1,999,259	$250,892,261

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$131,039	—	—	$131,039

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Commercial Mortgage-Backed Securities	$1,499,949	—	—	$(1,311)	—
Senior Loans:
Real Estate	499,374	$368	—	878	—

Total	$1,999,323	$368	—	$(433)	—

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2024
Commercial Mortgage-Backed Securities	—	—	—	$1,498,639	$(1,311)
Senior Loans:
Real Estate	—	—	—	500,620	878

Total	—	—	—	$1,999,259	$(433)

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

22	Western Asset Mortgage Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

	Fair Value at 3/31/24 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage- Backed Securities	$1,500	Discounted Cash Flow Method	Yield	10.00%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$564,509	$23,310,689	23,310,689	$19,198,176	19,198,176	—	$35,277	—	$4,677,022

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